UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:      March 31, 2012
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Check here if Amendment [  ]: Amendment Number:
                                                    --------------

     This Amendment (Check only one):      [ ]   is a restatement
                                           [ ]   adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:     Tyrus Capital LLP
Address:  11 Grosvenor Place
          London, United Kingdom SW1X 7HH

Form 13F File Number:      028-13726
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       James Feast
Title:      Member
Phone:      +44 20 7245 7900

Signature, Place and Date of Signing:

    /s/ James Feast                 London, UK                  May 15, 2012
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        [Signature]                [City, State]                   [Date]


NOTE: Effective April 2, 2012, Tyrus Capital S.A.M. replaced Tyrus Capital LLP as the investment manager to the Tyrus Capital investment vehicles and, accordingly, as the entity that exercises investment discretion over Section 13(f) Securities on behalf of the Tyrus Capital investment vehicles. As such, going forward, and starting with the Form 13F for the quarter ended June 30, 2012, Tyrus Capital S.A.M. will be the entity fulfilling the Section 13(f) reporting obligations with respect to the Tyrus Capital investment vehicles, and Tyrus Capital LLP will cease filing Form 13F reports.

Report Type (Check only one):

[X} 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ } 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ) 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                      0
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Form 13F Information Table Entry Total:                12
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Form 13F Information Table Value Total:             $881,207
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                                                  (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None


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

                                                           TYRUS CAPITAL LLP
                                                      FORM 13F INFORMATION TABLE
                                                     QUARTER ENDED March 31, 2012

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                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER       VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED  NONE
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
COMPANHIA BRASILEIRA DE DIST SPN ADR PFD CL A 20440T201  237,624 4,990,000 SH       SOLE                4,990,000
EL PASO CORP                 COM              28336L109   73,150 2,475,469 SH       SOLE                2,475,469
KINDER MORGAN INC DEL        COM              49456B101   40,061 1,036,500 SH  PUT  SOLE                1,036,500
MEDCO HEALTH SOLUTIONS INC   COM              58405U102  338,495 4,815,000 SH       SOLE                4,815,000
MOLYCORP INC DEL             COM              608753109    5,075   150,000 SH       SOLE                  150,000
MOTOROLA MOBILITY HLDGS INC  COM              620097105   50,344 1,282,979 SH       SOLE                1,282,979
PROVIDENT ENERGY LTD NEW     COM              74386V100    1,507   125,000 SH       SOLE                  125,000
QUEST SOFTWARE INC           COM              74834T103   14,916   641,000 SH       SOLE                  641,000
SUNCOR ENERGY INC NEW        COM              867224107   16,350   500,000 SH       SOLE                  500,000
SUNCOR ENERGY INC NEW        COM              867224107   16,350   500,000 SH  PUT  SOLE                  500,000
TELUS CORP                   NON-VTG SHS      87971M202    2,841    50,000 SH       SOLE                                 50,000
THOMAS & BETTS CORP          COM              884315102   84,494 1,175,000 SH       SOLE                1,175,000